Construction in Process	6 Months Ended
Sep. 30, 2021
Construction In Process [Abstract]
CONSTRUCTION IN PROCESS

 NOTE 10 – CONSTRUCTION IN PROCESS

Construction in process consist of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021 (Unaudited)	March 31, 2021
Factory	$178,569	$175,614
Retail outlet	180,000	180,000
	$358,569	$355,614